LONG-TERM INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Components of long-term investments
Long-term investments	$ 179,990	$ 161,278
Cost method investments
Components of long-term investments
Long-term investments	137,286	113,830
Marketable equity security
Components of long-term investments
Long-term investments	11,711	31,244
Long-term marketable equity securities
Components of long-term investments
Long-term investments	22,073	8,104
Auction rate security
Components of long-term investments
Long-term investments	$ 8,920	$ 8,100